POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 27, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Important Notice Regarding Changes in the Names, Underlying Indexes, Investment Objectives, Investment Policies and Principal Investment Strategies of the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio

Effective July 8, 2014, the name, underlying index, investment objective, certain fundamental and non-fundamental investment policies and principal investment strategies will change for the PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio (each, a “Fund,” and collectively, the “Funds”). The changes to each Fund’s name, underlying index, investment objective, non-fundamental investment policy and principal investment strategies were approved by a vote of the Board of Trustees of PowerShares Exchange-Traded Fund Trust II at a meeting held on April 18, 2013. The changes to each Fund’s fundamental investment policies have been approved by a vote of the Funds’ shareholders at meetings held on June 20, 2013 (for PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured National Municipal Bond Portfolio) and July 24, 2013 (for PowerShares Insured New York Municipal Bond Portfolio).

On the effective date, the following changes will occur:

1)	Fund Name. Each Fund’s name will change, as set forth in the table below:

Current Name	New Name
PowerShares Insured California Municipal Bond Portfolio (Ticker symbol: PWZ)	PowerShares California AMT-Free Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio (Ticker symbol: PZA)	PowerShares National AMT-Free Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio (Ticker symbol: PZT)	PowerShares New York AMT-Free Municipal Bond Portfolio

The ticker symbol for each Fund will not change.

2)	Underlying Index. A new underlying index (each, a “New Underlying Index”) will replace the existing underlying index for each Fund (each, a “Current Underlying Index”) as set forth in the table below:

Fund	Current Underlying Index	New Underlying Index
PowerShares Insured California Municipal Bond Portfolio	BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index	BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index
PowerShares Insured National Municipal Bond Portfolio	BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index	BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index
PowerShares Insured New York Municipal Bond Portfolio	BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index	BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”) will remain the index provider for each Fund.

3)	Investment Objective. Each Fund’s new investment objective will be to seek investment results that generally correspond (before fees and expenses) to the price and yield of its New Underlying Index.

4)	Fundamental and Non-Fundamental Investment Policies. The fundamental investment policy of each Fund will be revised such that: (1) a Fund will be required to invest at least 80% of its net assets (including any borrowings for investment purposes), rather than total assets in municipal securities, and (2) each Fund no longer will be limited to investing in insured municipal securities. Accordingly, each Fund will be required to invest 80% of its net assets (including any borrowings for investment purposes) in municipal securities, regardless of whether those securities are insured or uninsured. Therefore, on the effective date, the fundamental investment policy of each Fund will read as follows:

PowerShares Insured California Municipal Bond Portfolio: The Fund normally will invest at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that are exempt from federal income tax and California state income tax.

PowerShares Insured National Municipal Bond Portfolio: The Fund normally will invest at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that are exempt from federal income tax.

PowerShares Insured New York Municipal Bond Portfolio: The Fund normally will invest at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that are exempt from federal income tax, New York state income tax and New York City income tax.

Additionally, each Fund has adopted a non-fundamental investment policy to normally invest at least 80% of its net assets, including any borrowings for investment purposes, in municipal securities that are exempt from the federal alternative minimum tax. The Board of Trustees may change this non-fundamental policy at any time upon 60 days’ advance notice to shareholders.

5)	Principal Investment Strategies. The principal investment strategies for the Funds will be as follows:

PowerShares Insured California Municipal Bond Portfolio: The Fund generally will invest at least 80% of its total assets in municipal securities that comprise the underlying index and that also are exempt from the federal alternative minimum tax. The underlying index is composed of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by California or any U.S. territory, or their political subdivisions, in the U.S. domestic market with a term of at least

15 years remaining to final maturity. The Fund does not purchase all of the securities in the underlying index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

PowerShares Insured National Municipal Bond Portfolio: The Fund generally will invest at least 80% of its total assets in municipal securities that comprise the underlying index and that also are exempt from the federal alternative minimum tax. The underlying index is composed of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by U.S. states and territories, or their political subdivisions, in the U.S. domestic market with a term of at least 15 years remaining to final maturity. The Fund does not purchase all of the securities in the underlying index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

PowerShares Insured New York Municipal Bond Portfolio: The Fund generally will invest at least 80% of its total assets in municipal securities that comprise the underlying index and that also are exempt from the federal alternative minimum tax. The Underlying Index is composed of U.S. dollar-denominated, investment grade, tax-exempt debt publicly issued by New York or any U.S. territory, or their political subdivisions, in the U.S. domestic market with a term of at least 15 years remaining to final maturity. The Fund does not purchase all of the securities in the underlying index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-2 062714